SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - Rollforward of Real Estate Owned and Accumulated Depreciation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Real estate owned:
Balance as of January 1	$ 994,634		$ 986,266		$ 983,216
Improvements	7,446		8,368		3,050
Discontinued Operations(2)	(20,263)	[1]	0	[1]	0	[1]
Balance at December 31	981,817		994,634		986,266
Accumulated depreciation:
Balance as of January 1	(148,257)		(114,097)		(80,923)
Depreciation expense	(34,557)		(34,160)		(33,174)
Disposals	0		0		0
Discontinued Operations(2)	3,323	[1]	0	[1]	0	[1]
Balance at December 31	$ (179,491)		$ (148,257)		$ (114,097)

[1]	The Company has three hotels (Dothan, AL, Tallahassee, FL and Columbus, GA Fairfield Inns) that are held for sale that are not included in this schedule as of December 31, 2012.